Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Summary of Class of Reserves

The following table highlights the classes of reserves included in the Corporation’s equity:

	Warrants $000’s	Equity awards $000’s	Treasury shares $000’s	Cumulative translation adjustments $000’s	Available-for-sale investments $000’s	Derivatives $000’s	Other $000’s	Total $000’s
Balance – January 1, 2016	303,620	21,147	(30,035)	54,202	(12,282)	(56,937)	1,249	280,964
Cumulative translation adjustments	—	—	—	22,969	—	—	—	22,969
Stock-based compensation	—	10,289	—	—	—	—	—	10,289
Exercise of warrants	(288,982)	—	—	—	—	—	—	(288,982)
Exercise of stock options	—	(294)	—	—	—	—	—	(294)
Realized gains (losses)	—	—	—	—	4,394	(42,263)	—	(37,869)
Unrealized (losses) gains	—	—	—	—	(2,095)	50,865	—	48,770
Balance – December 31, 2016	14,638	31,142	(30,035)	77,171	(9,983)	(48,335)	1,249	35,847
Cumulative translation adjustments	—	—	—	(189,012)	—	—	—	(189,012)
Stock-based compensation	—	10,622	—	—	—	—	—	10,622
Exercise of equity awards	—	(5,258)	—	—	—	—	—	(5,258)
Realized (losses) gains	—	—	—	—	(37,090)	160,069	—	122,979
Unrealized gains (losses)	—	—	—	—	32,474	(151,311)	—	(118,837)
Reclassification (see below)	50	—	—	(8,868)	9,197	—	(379)	—
Deferred Tax on stock-based compensation	—	359	—	—	—	—	—	359
Other	—	—	493	—	—	5,594	(5,127)	960
Balance – December 31, 2017	14,688	36,865	(29,542)	(120,709)	(5,402)	(33,983)	(4,257)	(142,340)

Schedule of Outstanding Stock Options

The following table provides information about outstanding stock options issued under the Plans:

	As at December 31, 2017		As at December 31, 2016
	Number of options	Weighted average exercise price CDN $	Number of options	Weighted average exercise price CDN $
Beginning balance	10,358,475	20.54	12,000,819	20.69
Transactions during the period:
Issued	202,000	18.30	65,000	20.35
Exercised	(2,899,184)	7.47	(408,359)	3.01
Forfeited	(785,675)	27.56	(1,298,985)	27.45
Ending balance	6,875,616	25.24	10,358,475	20.54

Summary of Exercisable Options Per Stock Option

A summary of exercisable options per stock option grant under the Plans is as follows:

	Outstanding options		Exercisable options
Exercise prices CDN $	Number of options	Weighted average outstanding maturity period (years)	Number of options	Exercise price CDN $
2.85 to 7.95	402,066	0 to 3	402,066	2.85 to 7.95
8.43 to 35.30	6,245,050	3 to 5	3,986,875	18.48 to 35.30
16.00 to 18.30	228,500	5 to 7	10,000	16
	6,875,616	4.08	4,398,941	25.16

Summary of Weighted-Average Assumption for Stock Option Grants

The stock options issued during the years ended December 31, 2017 and 2016 were accounted for at their grant date fair value of $579,000 and $209,000, respectively, as determined by the Black-Scholes valuation model using the following weighted-average assumptions:

	2017	2016
Expected volatility	55%	54%
Expected life	4.75 years	4.75 years
Expected forfeiture rate	17%	17%
Risk-free interest rate	1.02%	1.07%
Dividend yield	Nil	Nil
Weighted average share price	CDN $18.30	CDN $20.35
Weighted average fair value of options at grant date	CDN $4.46	CDN $4.31

Schedule Of Outstanding Warrants Per Particular Warrant Grant

The following table provides information about outstanding warrants per particular warrant grant:

Grant date	Expiry date	Number of warrants	Exercise price CDN $
May 15, 2014	May 15, 2024	4,000,000	19.17
		4,000,000	19.17

Summary of Weighted-average Assumption for Warrant Grant

The warrants issued in 2014 were accounted for at their grant date fair value, as determined by the Black-Scholes valuation model using the following weighted-average assumptions:

2014
Expected volatility	60%
Expected life	10 years
Expected forfeiture rate	0%
Risk-free interest rate	1.17%
Dividend yield	Nil
Weighted average fair value of warrants at grant date	CDN $28.64

Warrants
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding warrants at December 31, 2017 and 2016:

	As at December 31, 2017		As at December 31, 2016
	Number of warrants	Weighted average exercise price CDN $	Number of warrants	Weighted average exercise price CDN $
Beginning balance	4,000,000	19.17	15,274,584	5.14
Issued	—	—	—	—
Exercised	—	—	(11,273,902)	0.16
Expired	—	—	(682)	6.25
Ending balance	4,000,000	19.17	4,000,000	19.17

RSUs
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding RSUs issued by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on RSUs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	153,064	$22.41
Exercised	(12,000)	$21.80
Forfeited	—	—
Balance as at December 31, 2017	141,064

PSUs and Bonus PSUs
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding PSUs issued and potential additional PSUs issuable by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on PSUs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	282,036	$22.47
Exercised	—	—
Forfeited	—	—
Balance as at December 31, 2017	282,036

RSs
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding RSs issued by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on RSs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	12,000	$21.80
Exercised	(12,000)	$21.80
Forfeited	—	—
Balance as at December 31, 2017	—

DSUs
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding DSUs issued by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on DSUs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	92,703	$15.26
Exercised	—	—
Forfeited	—	—
Balance as at December 31, 2017	92,703